Share-based compensation - Schedule of restricted share units activity (Detail) - Restricted Stock Units (RSUs) [Member] - ¥ / shares	1 Months Ended	12 Months Ended
	Feb. 29, 2020	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested restricted equity beginning balance		1,096,667
Restricted share units, Vested in period		(691,281)
Restricted share units, Forfeited in period	(557,455)	(3,037)
Non-vested restricted equity ending balance		402,349	1,096,667
Weighted average grant-date fair vale Outstanding		¥ 274.55
Weighted average grant-date fair value, Vested		274.55
Weighted average grant-date fair value, Forfeited		274.55
Weighted average grant-date fair vale Outstanding		¥ 274.55	¥ 274.55
Weighted average remaining contractual life		6 months 29 days	1 year 6 months 29 days